Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2014
Cash Payments	Cash payments during fiscal 2012, 2013 and 2014 are as follows:

	Millions of yen
	2012	2013	2014
Cash payments:
Interest	¥116,271	¥105,308	¥88,343
Income taxes	49,190	11,955	32,831